INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Loss Before Income Taxes	$ (287,763)	$ (4,148,947)
Domestic [Member]
Income Loss Before Income Taxes	(211,004)	(4,139,578)
Foreign [Member]
Income Loss Before Income Taxes	$ (76,759)	$ (9,369)